Regulatory Matters - Summary of Company's and Bank's Actual Capital Amounts and Ratios (Details) - Unified $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Total Capital (to Risk-Weighted Assets)
Actual	$ 82,646	$ 82,208
For Capital Adequacy Purposes	49,251	47,635
To Be Well Capitalized Under Prompt Corrective Action Provisions	61,563	59,544
Common Equity Tier 1 Capital (to Risk-Weighted Assets)
Actual	78,385	78,182
For Capital Adequacy Purposes	27,704	26,795
To Be Well Capitalized Under Prompt Corrective Action Provisions	40,016	38,703
Tier I Capital (to Risk-Weighted Assets)
Actual	78,385	78,182
For Capital Adequacy Purposes	36,936	35,726
To Be Well Capitalized Under Prompt Corrective Action Provisions	49,251	47,635
Tier I Capital (to Average Assets)
Actual	78,385	78,182
For Capital Adequacy Purposes	34,139	32,731
To Be Well Capitalized Under Prompt Corrective Action Provisions	$ 42,764	$ 40,913
Total Capital (to Risk-Weighted Assets), Ratio
Actual, Ratio	0.134	0.138
For Capital Adequacy Purposes, Ratio	0.08	0.08
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	0.10	0.10
Actual, Ratio	0.127	0.131
For Capital Adequacy Purposes, Ratio	0.045	0.045
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	0.065	0.065
Actual, Ratio	0.127	0.131
For Capital Adequacy Purposes, Ratio	0.06	0.06
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	0.08	0.08
Tier I Capital (to Average Assets), Ratio
Actual, Ratio	0.092	0.096
For Capital Adequacy Purposes, Ratio	0.04	0.04
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	0.05	0.05